Non-controlling Interests (Details 1) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to non-controlling interests	$ 15,600,659	$ 12,772,715	$ 17,316,101
AguasCCUNestleChileSA [member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to non-controlling interests	11,939,712	9,428,103	6,876,759
Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to non-controlling interests	2,914,056	2,181,421	4,620,251
Cerveceria Kunstmann Sa [Member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to non-controlling interests	1,158,956	1,190,978	4,047,024
Compania Pisquera De Chile SA [Member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to non-controlling interests	3,338,739	3,256,403	3,594,166
Saenz Briones Cia Saic [Member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to non-controlling interests			877
Distribuidoradel Paraguay S A [Member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to non-controlling interests	1,101,369	(674,671)	(116,677)
Bebidasdel Paraguay S A [Member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to non-controlling interests	(604,980)	547,873	682,236
D and D SpA [member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to non-controlling interests	90,647	324,466
Aguas De Origen S A [Member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to non-controlling interests	(1,444,250)
A V Sa [Member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to non-controlling interests	53,082
Bebidas Bolivianas Bbo Sa [Member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to non-controlling interests	(2,956,395)	(3,462,444)	(2,342,555)
Other Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Profit (loss), attributable to non-controlling interests	$ 9,723	$ (19,414)	$ (45,980)